Six Circles Tax Aware Bond Fund Investment Strategy - Six Circles Tax Aware Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	The Fund is designed to provide after-tax total return by actively investing mainly in fixed income securities of varying maturities. The Fund’s portfolio consists of a variety of strategies providing exposure across mainly municipal bonds with varying maturity ranges and other characteristics. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings) in fixed income securities and other related instruments with similar economic characteristics. In addition, at least 50% of the Fund’s assets will be invested in municipal securities, the income from which is exempt from federal income tax. The Fund will provide shareholders with at least 60 days’ prior notice of any change to these investment policies. Municipal securities are securities issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, political subdivisions, agencies and instrumentalities and other groups with the authority to act for the municipalities, the interest on which, if any, is exempt from federal income tax but may be subject to the federal alternative minimum tax for individuals. Municipal securities may have fixed, variable or floating interest rates and may include, but are not limited to, variable rate demand obligations, short-term municipal notes, municipal bonds, tax exempt commercial paper, zero-coupon securities, private activity and industrial development bonds, tax anticipation notes, participations in pools of municipal securities, municipal mortgage-backed and asset-backed securities, auction rate securities and restricted securities. Municipal securities may also include instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal securities, such as tender option bonds and participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer has disclosed or otherwise confirmed that the interest payable on the securities is exempt from federal income tax. Additionally, municipal securities include all other instruments that directly or indirectly provide economic exposure to income which is derived from municipalities. While the Fund intends to generate tax-exempt income through its municipal securities investments, it may generate taxable income and gains through investments in non-tax exempt securities and through sales of both tax-exempt and non-tax exempt securities. The Fund may also invest in taxable fixed income instruments. For purposes of the 80% investment policy, the Fund will treat an investment in derivatives as an investment in the securities underlying such derivatives and will value such derivatives at market value. The Fund may also invest in corporate and other taxable bonds, debt securities and similar instruments issued by various public- or private-sector entities in the United States and its territories and possessions, including U.S. Treasuries, as well as securities issued by investment companies, including open-end, closed-end and exchange-traded funds, and other pooled investment vehicles, which may include private funds. The Fund has broad flexibility to invest in a wide variety of debt securities and instruments of any maturity and will not be managed to a target duration or average weighted maturity. Most of the Fund’s investments will be investment grade at the time of investment, although the Fund may invest up to 20% of its total assets in securities that are rated below investment grade (commonly known as “high yield securities” or “junk bonds”). The Fund’s investment grade investments will at the time of investment: (i) carry a long-term rating of Baa3, BBB– or BBB– or higher by any of Moody’s Investors Service Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”), or the equivalent by another nationally recognized statistical rating organization (“NRSRO”); (ii) carry a short-term rating of P-2, A-2 or F2 or higher by any of Moody’s, S&P and Fitch, respectively, or the equivalent by another NRSRO; or (iii) if such investments are unrated, deemed by a Sub-Adviser (as defined below) to be of comparable quality at the time of investment. Below investment grade securities generally offer a higher yield than investment grade securities, but involve a high degree of risk. A security’s quality is determined at the time of purchase and securities that are rated investment grade or the unrated equivalent may be downgraded or decline in credit quality such that subsequently they would be deemed to be below investment grade. The Fund has flexibility to invest in derivatives and may use such instruments to manage duration and credit quality and/or as substitutes for securities and other instruments in which the Fund can invest. A derivative is an instrument that has a value based on another instrument, exchange rate or index. The Fund may use futures, swaps, forward contracts, and options, as well as repurchase agreements and reverse repurchase agreements, in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes, as a substitute for securities and other instruments in which the Fund can invest or to increase income or gain to the Fund. While the Fund intends to generate tax-exempt income through its municipal securities investments, it will generate taxable income and gains through investments in non-tax exempt securities and through sales of both tax-exempt and non-tax exempt securities. Also, although interest on municipal securities is exempt from federal income tax, interest on certain bonds may be subject to the federal alternative minimum tax for individuals. The Fund will likely engage in active and frequent trading. The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions. J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), constructs the Fund’s portfolio by allocating the Fund’s assets among fixed income exposures and investment strategies managed by one or more sub-advisers retained by the Adviser (each, a “Sub-Adviser”). In allocating the assets of the Fund, the Adviser will generally make strategic and tactical allocation decisions by directing shifts in allocations among the various fixed income exposures and investment strategies managed by the Sub-Advisers that target risk and investment exposures primarily across U.S. municipal fixed income maturity ranges. The Adviser will periodically review and determine the allocations among the fixed income exposures and investment strategies and may make changes to these allocations when it believes it is beneficial to the Fund. The Adviser may, in its discretion, add to, delete from or modify the categories of fixed income exposures and investment strategies employed by the Fund, or add other fixed income exposures and investment strategies, including active strategies, managed by the Sub-Advisers. In making allocations among such fixed income exposures and investment strategies and/or in changing the categories of fixed income exposures and investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs. Each Sub-Adviser may use both its own proprietary and external research and securities selection process to manage its allocated portion of the Fund’s assets. The Adviser is responsible for determining the amount of Fund assets allocated to each Sub-Adviser. The Adviser is not required to allocate a minimum amount of Fund assets to any specific Sub-Adviser and may allocate, or re-allocate, zero Fund assets to a specific Sub-Adviser at any time. The Adviser engages the following Sub-Advisers: Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), Allspring Global Investments, LLC (“Allspring”) and BlackRock Investment Management, LLC (“BlackRock”). The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time. For example, due to market conditions, the Adviser may choose not to allocate Fund assets to a Sub-Adviser or may reduce the portion of the Fund allocated to a Sub-Adviser to zero. Each Sub-Adviser is responsible for deciding which securities to purchase and sell for its respective portion of the Fund and for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct Sub-Advisers as needed on certain Fund transactions and manage a portion of the Fund’s portfolio directly, including without limitation, for portfolio hedging, to temporarily adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal. The Sub-Advisers may invest the Fund’s assets among a range of issuers based on strategic positioning and other tactical considerations that focus on factors expected to impact returns. The Sub-Advisers typically select individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the securities. The Fund expects that, when making allocation and investment decisions for the Fund, the Adviser and Sub-Advisers may take into account tax treatment as one of a number of factors relevant to the decision. In making such a decision, the Adviser and Sub-Advisers may determine that other factors are more important than tax treatment and thus cause the Fund to invest in investments that are not tax exempt. Below is a summary of each current Sub-Adviser’s investment approach. Capital With respect to its allocated portion of the Fund, Capital will use an approach that seeks to achieve and/or enhance the performance of various segments of one or more public U.S. municipal bond indexes. These segments, which are selected by the Adviser to implement the Adviser’s on-going strategic and tactical investment decisions for the Fund, represent different maturity components of the U.S. municipal bond universe. Capital will reallocate among segments as instructed by the Adviser. Nuveen With respect to its allocated portion of the Fund, Nuveen will normally invest substantially all of the net assets allocated to it in municipal bonds that provide income exempt from federal personal income tax and seek to generate returns by actively managing the portfolio. Allspring With respect to its allocated portion of the Fund, Allspring will normally invest substantially all of the net assets allocated to it in municipal bonds that provide income exempt from federal personal income tax and seek to generate returns by actively managing the portfolio. BlackRock With respect to its allocated portion of the Fund, BlackRock will invest primarily in U.S. Treasuries and government agency bonds while seeking to replicate overall risk characteristics of a specific index. BlackRock utilizes a stratified sampling approach that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security’s price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index.